CONSOLIDATING FINANCIAL STATEMENTS - Comprehensive income (loss) statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Consolidating financial statements
Net (loss) earnings		$ (25.6)	$ 442.2
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	[1]	(25.8)	(16.7)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	[2]	(47.9)	11.9
Cash flow hedges - reclassified to profit or loss	[3]	(9.1)	(13.2)
Total other comprehensive income (loss), net of tax		(82.8)	(18.0)
Total comprehensive (loss) income		(108.4)	424.2
Attributable to non-controlling interest		(2.0)	(3.2)
Attributable to common shareholders		(106.4)	427.4
Income tax expense (recovery) relating to changes in fair value of equity investments		(0.3)	0.3
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value		(20.9)	4.8
Income tax expense (recovery) relating to cash flow hedges - reclassified to profit or loss		0.2	(5.9)
Total Guarantors
Consolidating financial statements
Net (loss) earnings		(23.6)	445.4
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value		(24.2)	(18.5)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value		(47.9)	11.9
Cash flow hedges - reclassified to profit or loss		(9.1)	(13.2)
Total other comprehensive income (loss), net of tax		(81.2)	(19.8)
Equity in other comprehensive income (loss) of intercompany investments		(1.6)	1.8
Total comprehensive (loss) income		(106.4)	427.4
Attributable to common shareholders		(106.4)	427.4
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value		(20.9)	4.8
Income tax expense (recovery) relating to cash flow hedges - reclassified to profit or loss		0.2	(5.9)
Kinross Gold Corp.
Consolidating financial statements
Net (loss) earnings		(23.6)	445.4
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value		(24.2)	(18.5)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value		(12.1)	6.8
Cash flow hedges - reclassified to profit or loss		(6.7)	(2.6)
Total other comprehensive income (loss), net of tax		(43.0)	(14.3)
Equity in other comprehensive income (loss) of intercompany investments		(39.8)	(3.7)
Total comprehensive (loss) income		(106.4)	427.4
Attributable to common shareholders		(106.4)	427.4
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value		(3.0)	2.5
Income tax expense (recovery) relating to cash flow hedges - reclassified to profit or loss			(1.0)
Guarantor Subsidiaries
Consolidating financial statements
Net (loss) earnings		78.1	392.5
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value		(35.8)	5.1
Cash flow hedges - reclassified to profit or loss		(2.4)	(10.6)
Total other comprehensive income (loss), net of tax		(38.2)	(5.5)
Total comprehensive (loss) income		39.9	387.0
Attributable to common shareholders		39.9	387.0
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value		(17.9)	2.3
Income tax expense (recovery) relating to cash flow hedges - reclassified to profit or loss		0.2	(4.9)
Guarantor Adjustments
Consolidating financial statements
Net (loss) earnings		(78.1)	(392.5)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments		38.2	5.5
Total comprehensive (loss) income		(39.9)	(387.0)
Attributable to common shareholders		(39.9)	(387.0)
Non-guarantors
Consolidating financial statements
Net (loss) earnings		374.6	833.4
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value		(1.6)	1.8
Items to be reclassified to profit or loss in subsequent periods:
Total other comprehensive income (loss), net of tax		(1.6)	1.8
Total comprehensive (loss) income		373.0	835.2
Attributable to non-controlling interest		(2.0)	(3.2)
Attributable to common shareholders		375.0	838.4
Income tax expense (recovery) relating to changes in fair value of equity investments		(0.3)	0.3
Eliminations
Consolidating financial statements
Net (loss) earnings		(376.6)	(836.6)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments		1.6	(1.8)
Total comprehensive (loss) income		(375.0)	(838.4)
Attributable to common shareholders		$ (375.0)	$ (838.4)

[1]	Net of tax expense (recovery) of $(0.3) million (2017 - $0.3 million).
[2]	Net of tax expense (recovery) of $(20.9) million (2017 - $4.8 million).
[3]	Net of tax expense (recovery) of $0.2 million (2017 - $(5.9) million).